Nature of operations, Relevant Events (Details) - MXN ($) $ in Thousands		12 Months Ended
	Feb. 14, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Relevant events [Abstract]
Percentage of remaining capital stock acquired	50.00%
Percentage of voting interest sold in subsidiaries		100.00%
Gain on sale of subsidiaries		$ 279,744	$ 111,484	$ (273,032)
Services & Solutions Optimus, S. de R.L. de C.V.
Relevant events [Abstract]
Percentage of remaining capital stock acquired	50.00%
Proportion of ownership interest in subsidiary	100.00%
Bamorau Servicios, S.A.P.I. de C.V. [Member]
Relevant events [Abstract]
Percentage of voting interest sold in subsidiaries		100.00%
Gain on sale of subsidiaries		$ 24,609
Snekke, S.A. de C.V. [Member]
Relevant events [Abstract]
Percentage of voting interest sold in subsidiaries		100.00%
Gain on sale of subsidiaries		$ 255,135